Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of reportable segment amounts to the consolidated balances
Segment EBITDA	$ 627.1			$ 608.5								$ 1,780.2		$ 1,780.2
Adjustments to reconcile to "Net loss attributable to First Data Corporation"
Adjustments for non-wholly owned entities	0.5	[1]		4.1	[1]							3.2	[1]	3.8	[1]	6.8	59.5	34.3
Depreciation and amortization	(271.3)			(293.5)								(818.2)		(897.1)		(1,191.6)	(1,245.0)	(1,414.4)
Interest expense	(469.0)		(467.4)	(488.6)		(480.7)	(461.1)	(461.8)	(466.7)	(462.3)	(442.3)	(1,410.2)		(1,430.4)		(1,897.8)	(1,833.1)	(1,796.6)
Interest income	2.7		2.5	2.1		1.7	2.5	2.5	1.6	1.9	1.9	8.0		6.3		8.8	7.9	7.8
Other items	(49.8)	[2]		(70.8)	[2]							(86.4)	[2]	(137.1)	[2]	(156.9)	62.4	(97.4)
Income tax (expense) benefit	(28.6)		(28.3)	69.4		74.7	108.2	15.1	18.9	88.1	148.0	(101.7)		252.3		224.0	270.1	323.8
Stock-based compensation	(5.5)			(3.4)								(36.1)		(10.4)		(11.8)	(16.9)	(16.1)
Official check and money order EBITDA	0.4			1.4								1.9		6.2		6.4	(0.5)	(21.2)
Costs of alliance conversions	(17.8)			(22.8)								(59.1)		(56.5)		(77.2)	(28.4)	(25.7)
KKR related items	(8.3)			(8.4)								(24.4)		(25.2)		(33.6)	(37.4)	(28.5)
Debt issuance costs	0.1			(10.0)								(3.2)		(14.0)
Net loss attributable to First Data Corporation	(219.5)		(179.0)	(212.0)		(157.4)	(152.5)	(69.3)	(53.9)	(175.8)	(217.1)	(746.0)		(521.9)		(700.9)	(516.1)	(1,021.8)
Total reported segments
Reconciliation of reportable segment amounts to the consolidated balances
Segment EBITDA	699.0			678.4								1,981.9		1,966.2		2,681.7	2,455.3	2,205.1
Adjustments to reconcile to "Net loss attributable to First Data Corporation"
Depreciation and amortization																	(1,141.5)	(1,329.0)
All Other and Corporate
Reconciliation of reportable segment amounts to the consolidated balances
Segment EBITDA	$ (71.9)			$ (69.9)								$ (201.7)		$ (186.0)		$ (246.0)	$ (206.8)	$ (178.1)

[1]	(c) Represents the net adjustment to reflect First Data's proportionate share of alliance revenue and EBITDA within the Retail and Alliance Services segment, equity earnings in affiliates included in International segment revenue and amortization related to equity method investments not included in segment EBITDA.
[2]	(d) Includes restructuring, certain retention bonuses, litigation and regulatory settlements, and impairments as applicable to the periods presented and "Other income (expense)" as presented in the Consolidated Statements of Operations.